Other financial liabilities (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 857,114,547	$ 645,816,558
Fixed Interest Rate
Disclosure of other financial liabilities [Line Items]
Financial liabilities	450,071,914	274,053,733
Fixed Interest Rate | US Dollar
Disclosure of other financial liabilities [Line Items]
Financial liabilities	20,784,275	29,491,061
Fixed Interest Rate | Chilean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	84,907,728	85,058,395
Fixed Interest Rate | Unidades de Fomento
Disclosure of other financial liabilities [Line Items]
Financial liabilities	332,479,791	140,617,628
Fixed Interest Rate | Argentinean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	966	6,859,851
Fixed Interest Rate | U I [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	202,988	885,402
Fixed Interest Rate | Boliviano [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	11,696,166	11,141,396
Variable Interest Rate
Disclosure of other financial liabilities [Line Items]
Financial liabilities	8,250,670	8,694,473
Variable Interest Rate | US Dollar
Disclosure of other financial liabilities [Line Items]
Financial liabilities	8,250,670	8,694,473
Variable Interest Rate | Chilean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | Unidades de Fomento
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | Argentinean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | U I [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 0	$ 0